Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income taxes recognized during the three and six months ended June 30, 2026 and June 30, 2025, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Income tax expense / (benefit)	$19,615	$(20,674)	$42,422	$(323)
Total	$19,615	$(20,674)	$42,422	$(323)